Note 4 - Related Party Transactions	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
4.	Related party transactions

Dr. Lan Huang

During the
three
months ended
March 31, 2016,
Dr. Lan Huang provided consulting services to the Company at a fee of
$75,
and became an employee of the Company since
April 2016.

In addition, Dr. Lan Huang, paid for certain general administrative and research and development expenses on behalf of the Company during the six
months ended
June 30, 2016
and
2017.
Such amounts paid on behalf of the Company are unsecured, interest-free and repayable on demand.

Due to related parties consist of the following:

	December 31, 2016	June 30, 2017
	(Audited)	(Unaudited)

Due to Dr. Lan Huang	210	2

Wanchun Biotech as a noncontrolling shareholder controlled by the Founders

On
January 13, 2017,
Wanchunbulin entered into purchase contracts with Dalian Wanchun Biotechnology Co., Ltd. (‘‘Wanchun Biotech”) to purchase drugs from Wanchun Biotech for clinical research purpose. During the six
months ended
June 30, 2017,
Wanchun Biotech purchased drugs amounting to
$547
(
RMB3,770
) from
third
party vendors and sold to Wanchunbulin without any margin.